Related Party Disclosures (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Development partnership generated revenue	€ 1,400	€ 1,200	€ 0
Maruho [Member]
Statement Line Items [Line Items]
Receivables due from related parties	€ 100	€ 500